POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	$ 82,153	$ 24,431
Acquisition from business combination		61,296
Issuances	7,988	4,100
Derecognition		(7,402)
Premiums received	280	282
Policy charges	(476)	(330)
Surrenders and withdrawals	(5,092)	(3,366)
Interest credited	1,504	856
Benefit payments	(538)	(177)
Other	6	(195)
Balance, end of period	85,825	79,495
Net amount at risk	12,460	12,051
Annuities
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	80,046	22,456
Acquisition from business combination		61,296
Issuances	7,962	4,064
Derecognition		(7,402)
Premiums received	62	69
Policy charges	(287)	(143)
Surrenders and withdrawals	(5,037)	(3,323)
Interest credited	1,453	808
Benefit payments	(538)	(177)
Other	6	(195)
Balance, end of period	$ 83,667	$ 77,453
Weighted-average crediting rate	3.00%	3.00%
Net amount at risk	$ 12,907	$ 12,466
Cash surrender value	76,292	71,450
Liabilities relating to supplemental contracts	177
Life Insurance
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	2,107	1,975
Acquisition from business combination		0
Issuances	26	36
Derecognition		0
Premiums received	218	213
Policy charges	(189)	(187)
Surrenders and withdrawals	(55)	(43)
Interest credited	51	48
Benefit payments	0	0
Other	0	0
Balance, end of period	$ 2,158	$ 2,042
Weighted-average crediting rate	5.00%	5.00%
Net amount at risk	$ 38,673	$ 38,365
Cash surrender value	$ 1,919	$ 1,796